UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

U.S. High Yield Fund

Investor Class (TUHYX)

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$522,054
Number of Portfolio Holdings	107

Portfolio Turnover Rate	39.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.1%
Securities Lending Collateral	6.5
Bank Loans	5.5
Preferred Stocks	0.6
Short-Term and Other	-0.7

Top Ten Holdings (as a % of Net Assets)

CCO Holdings	2.1%
Cloud Software Group	2.0
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
Avis Budget Car Rental	1.5
Latam Airlines Group	1.5
First Quantum Minerals	1.5
Edison International	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1106-053 1/26

U.S. High Yield Fund

Investor Class (TUHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

U.S. High Yield Fund

Advisor Class (TUHAX)

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$46	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$522,054
Number of Portfolio Holdings	107

Portfolio Turnover Rate	39.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.1%
Securities Lending Collateral	6.5
Bank Loans	5.5
Preferred Stocks	0.6
Short-Term and Other	-0.7

Top Ten Holdings (as a % of Net Assets)

CCO Holdings	2.1%
Cloud Software Group	2.0
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
Avis Budget Car Rental	1.5
Latam Airlines Group	1.5
First Quantum Minerals	1.5
Edison International	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1107-053 1/26

U.S. High Yield Fund

Advisor Class (TUHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

U.S. High Yield Fund

I Class (TUHIX)

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$31	0.61%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$522,054
Number of Portfolio Holdings	107

Portfolio Turnover Rate	39.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.1%
Securities Lending Collateral	6.5
Bank Loans	5.5
Preferred Stocks	0.6
Short-Term and Other	-0.7

Top Ten Holdings (as a % of Net Assets)

CCO Holdings	2.1%
Cloud Software Group	2.0
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
Avis Budget Car Rental	1.5
Latam Airlines Group	1.5
First Quantum Minerals	1.5
Edison International	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1108-053 1/26

U.S. High Yield Fund

I Class (TUHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TUHYX U.S. High Yield Fund
TUHAX U.S. High Yield Fund–
.
Advisor Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8 .36 $ 8 .35 $ 8 .02 $ 8 .73 $ 10 .11 $ 9 .39
Investment
activities
Net investment
income
(1)(2)
0 .30 0 .62 0 .62 0 .60 0 .55 0 .56
Net realized and
unrealized gain/
loss 0 .09 0 .01
(3)
0 .34 ( 0 .71 ) ( 1 .30 ) 0 .72
Total from
investment
activities 0 .39 0 .63 0 .96 ( 0 .11 ) ( 0 .75 ) 1 .28
Distributions
Net investment
income ( 0 .30 ) ( 0 .62 ) ( 0 .63 ) ( 0 .60 ) ( 0 .55 ) ( 0 .56 )
Net realized gain — — — — ( 0 .08 ) —
Total distributions ( 0 .30 ) ( 0 .62 ) ( 0 .63 ) ( 0 .60 ) ( 0 .63 ) ( 0 .56 )
NET ASSET
VALUE
End of period $ 8 .45 $ 8 .36 $ 8 .35 $ 8 .02 $ 8 .73 $ 10 .11

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4 .74% 7 .76% 12 .31% ( 1 .11 ) % ( 7 .87 ) % 13 .94%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .81%
(5)
0 .80% 0 .83% 0 .87% 0 .78% 0 .79%
Net expenses
after waivers/
payments by
Price Associates 0 .75%
(5)
0 .75% 0 .75% 0 .75% 0 .77% 0 .79%
Net investment
income 7 .17%
(5)
7 .40% 7 .57% 7 .34% 5 .62% 5 .60%
Portfolio turnover
rate 39 .7% 88 .1% 87 .0% 31 .6% 73 .4% 135 .3%
Net assets, end
of period (in
thousands) $276,177 $279,589 $254,953 $216,586 $266,157 $437,017
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8 .35 $ 8 .34 $ 8 .01 $ 8 .71 $ 10 .10 $ 9 .38
Investment
activities
Net investment
income
(1)(2)
0 .30 0 .61 0 .61 0 .58 0 .54 0 .55
Net realized and
unrealized gain/
loss 0 .09 0 .01
(3)
0 .33 ( 0 .70 ) ( 1 .31 ) 0 .71
Total from
investment
activities 0 .39 0 .62 0 .94 ( 0 .12 ) ( 0 .77 ) 1 .26
Distributions
Net investment
income ( 0 .30 ) ( 0 .61 ) ( 0 .61 ) ( 0 .58 ) ( 0 .54 ) ( 0 .54 )
Net realized gain — — — — ( 0 .08 ) —
Total distributions ( 0 .30 ) ( 0 .61 ) ( 0 .61 ) ( 0 .58 ) ( 0 .62 ) ( 0 .54 )
NET ASSET
VALUE
End of period $ 8 .44 $ 8 .35 $ 8 .34 $ 8 .01 $ 8 .71 $ 10 .10

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4 .66% 7 .60% 12 .14% ( 1 .16 ) % ( 8 .13 ) % 13 .78%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .14%
(5)
1 .13% 1 .13% 1 .01% 0 .99% 0 .97%
Net expenses
after waivers/
payments by
Price Associates 0 .90%
(5)
0 .90% 0 .90% 0 .90% 0 .92% 0 .94%
Net investment
income 7 .02%
(5)
7 .24% 7 .43% 7 .17% 5 .49% 5 .52%
Portfolio turnover
rate 39 .7% 88 .1% 87 .0% 31 .6% 73 .4% 135 .3%
Net assets, end
of period (in
thousands) $2,290 $2,200 $2,940 $4,178 $6,873 $13,815
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8 .31 $ 8 .31 $ 7 .98 $ 8 .68 $ 10 .06 $ 9 .35
Investment
activities
Net investment
income
(1)(2)
0 .31 0 .63 0 .63 0 .61 0 .57 0 .57
Net realized and
unrealized gain/
loss 0 .09 —
(3)
0 .34 ( 0 .70 ) ( 1 .31 ) 0 .71
Total from
investment
activities 0 .40 0 .63 0 .97 ( 0 .09 ) ( 0 .74 ) 1 .28
Distributions
Net investment
income ( 0 .31 ) ( 0 .63 ) ( 0 .64 ) ( 0 .61 ) ( 0 .56 ) ( 0 .57 )
Net realized gain — — — — ( 0 .08 ) —
Total distributions ( 0 .31 ) ( 0 .63 ) ( 0 .64 ) ( 0 .61 ) ( 0 .64 ) ( 0 .57 )
NET ASSET
VALUE
End of period $ 8 .40 $ 8 .31 $ 8 .31 $ 7 .98 $ 8 .68 $ 10 .06

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4 .82% 7 .78% 12 .49% ( 0 .90 ) % ( 7 .79 ) % 14 .04%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(5)
0 .66% 0 .67% 0 .69% 0 .65% 0 .68%
Net expenses
after waivers/
payments by
Price Associates 0 .61%
(5)
0 .60% 0 .61% 0 .61% 0 .61% 0 .63%
Net investment
income 7 .32%
(5)
7 .55% 7 .71% 7 .49% 6 .04% 5 .78%
Portfolio turnover
rate 39 .7% 88 .1% 87 .0% 31 .6% 73 .4% 135 .3%
Net assets, end
of period (in
thousands) $243,587 $234,235 $216,294 $191,390 $228,946 $55,120
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. High Yield Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  5.5% (1)
Consumer Goods  1.0%
Varsity Brands, FRN, 3M TSFR + 3.00%, 7.026%, 8/26/31  5,128 5,140
5,140
Health Care  1.0%
Endo Finance Holdings, FRN, 1M TSFR + 4.00%, 7.916%,
4/23/31  5,145 5,081
5,081
Retail  1.0%
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.752%, 3/29/29  5,144 5,144
5,144
Technology & Electronics  2.0%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.666%, 11/22/32  5,170 5,196
Icon Parent, FRN, 3M TSFR + 5.00%, 8.841%, 11/12/32  5,240 5,240
10,436
Telecommunications  0.5%
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.38%, 4/16/29  2,744 2,726
2,726
Total Bank Loans (Cost $28,391) 28,527
CORPORATE BONDS  88.1%
Automotive  1.1%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (2) 6,323 5,635
5,635
Basic Industry  6.5%
Celanese U.S. Holdings, 6.75%, 4/15/33 (3) 5,160 5,140
First Quantum Minerals, 8.00%, 3/1/33 (2) 2,535 2,673
First Quantum Minerals, 8.625%, 6/1/31 (2) 4,933 5,183
Ivanhoe Mines, 7.875%, 1/23/30 (2) 5,145 5,284
K Hovnanian Enterprises, 8.375%, 10/1/33 (2) 5,160 5,302
LGI Homes, 8.75%, 12/15/28 (2) 4,915 5,099
Quikrete Holdings, 6.75%, 3/1/33 (2) 5,225 5,447
34,128
Capital Goods  2.3%
AAR Escrow Issuer, 6.75%, 3/15/29 (2) 4,815 4,983
Bombardier, 7.25%, 7/1/31 (2)(3) 5,400 5,744
TransDigm, 6.00%, 1/15/33 (2) 1,202 1,228
11,955
Consumer Goods  1.0%
HLF Financing, 12.25%, 4/15/29 (2) 4,744 5,135
5,135

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy  15.0%
Aethon United BR, 7.50%, 10/1/29 (2) 5,105 5,303
Ascent Resources Utica Holdings, 6.625%, 7/15/33 (2) 5,075 5,145
Chord Energy, 6.75%, 3/15/33 (2) 5,385 5,520
Crescent Energy Finance, 8.375%, 1/15/34 (2) 5,257 5,165
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (4) 4,790 5,119
Excelerate Energy, 8.00%, 5/15/30 (2) 4,780 5,061
Ithaca Energy North Sea, 8.125%, 10/15/29 (2) 5,090 5,306
Kodiak Gas Services, 6.50%, 10/1/33 (2) 2,261 2,303
PBF Holding, 7.875%, 9/15/30 (2) 5,020 4,938
PBF Holding, 9.875%, 3/15/30 (2)(3) 560 588
Permian Resources Operating, 7.00%, 1/15/32 (2) 4,650 4,842
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (4) 9,835 10,425
Sunoco, 7.00%, 5/1/29 (2) 4,725 4,908
USA Compression Partners, 6.25%, 10/1/33 (2) 2,576 2,589
Venture Global LNG, VR, 9.00% (2)(4)(5) 5,580 4,750
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (2) 900 936
Weatherford International, 6.75%, 10/15/33 (2) 5,130 5,233
78,131
Financial Services  7.7%
APH Somerset Investor 2, 7.875%, 11/1/29 (2) 5,145 5,177
Aretec Group, 10.00%, 8/15/30 (2) 6,799 7,360
Bread Financial Holdings, 6.75%, 5/15/31 (2) 5,286 5,378
Encore Capital Group, 6.625%, 4/15/31 (2) 5,310 5,310
FirstCash, 6.875%, 3/1/32 (2) 1,855 1,929
NCR Atleos, 9.50%, 4/1/29 (2) 3,995 4,310
OneMain Finance, 6.50%, 3/15/33  5,343 5,376
Osaic Holdings, 6.75%, 8/1/32 (2) 5,075 5,215
40,055
Health Care  5.5%
1261229 B.C., 10.00%, 4/15/32 (2) 5,150 5,317
Amneal Pharmaceuticals, 6.875%, 8/1/32 (2) 5,200 5,486
CHS, 10.875%, 1/15/32 (2) 5,075 5,462
GENMAB, 7.25%, 12/15/33 (2) 4,935 5,145
Heartland Dental, 10.50%, 4/30/28 (2) 1,916 2,009
Tenet Healthcare, 5.50%, 11/15/32 (2) 5,250 5,329
28,748
Insurance  1.0%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (2) 4,910 5,106
5,106
Leisure  4.4%
Hilton Domestic Operating, 5.75%, 9/15/33 (2) 2,780 2,850

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Odeon Finco, 12.75%, 11/1/27 (2) 5,060 5,225
Six Flags Entertainment, 7.25%, 5/15/31 (2)(3) 10,093 9,588
Voyager Parent, 9.25%, 7/1/32 (2) 4,995 5,282
22,945
Media  9.3%
CCO Holdings, 6.375%, 9/1/29 (2) 5,200 5,265
CCO Holdings, 7.375%, 3/1/31 (2)(3) 5,510 5,620
CSC Holdings, 11.25%, 5/15/28 (2)(3) 1,885 1,461
Deluxe, 8.125%, 9/15/29 (2) 5,190 5,437
Directv Financing, 8.875%, 2/1/30 (2) 3,420 3,382
Directv Financing, 8.875%, 2/1/30 (2) 3,407 3,360
Getty Images, 10.50%, 11/15/30 (2)(3) 2,672 2,692
Gray Media, 7.25%, 8/15/33 (2) 2,050 2,050
Gray Media, 10.50%, 7/15/29 (2)(3) 4,067 4,377
Midcontinent Communications, 8.00%, 8/15/32 (2) 5,432 5,446
Sinclair Television Group, 8.125%, 2/15/33 (2) 2,770 2,870
Univision Communications, 9.375%, 8/1/32 (2) 3,750 3,975
Warnermedia Holdings, 5.05%, 3/15/42  3,308 2,638
48,573
Real Estate  5.1%
Anywhere Real Estate Group, 7.00%, 4/15/30 (2)(3) 5,433 5,453
Blackstone Mortgage Trust, 7.75%, 12/1/29 (2) 5,530 5,793
Brookfield Property REIT, 4.50%, 4/1/27 (2) 4,970 4,864
VICI Properties, 5.625%, 5/15/52  11,100 10,471
26,581
Retail  3.5%
Cougar JV Subsidiary, 8.00%, 5/15/32 (2) 5,238 5,552
EG Global Finance, 12.00%, 11/30/28 (2) 6,345 6,901
LCM Investments Holdings II, 8.25%, 8/1/31 (2) 4,720 4,968
Saks Global Enterprises, 11.00%, 12/15/29 (2) 5,175 880
18,301
Services  4.3%
Avis Budget Car Rental, 8.25%, 1/15/30 (2)(3) 7,760 7,993
Herc Holdings, 7.25%, 6/15/33 (2) 4,438 4,676
Hertz, 12.625%, 7/15/29 (2) 2,880 2,866
Williams Scotsman, 7.375%, 10/1/31 (2) 6,617 6,890
22,425
Technology & Electronics  4.0%
Cloud Software Group, 8.25%, 6/30/32 (2) 4,990 5,265
Cloud Software Group, 9.00%, 9/30/29 (2) 5,090 5,255
Kioxia Holdings, 6.625%, 7/24/33 (2) 2,582 2,685
McAfee, 7.375%, 2/15/30 (2) 2,765 2,413

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WULF Compute, 7.75%, 10/15/30 (2) 5,223 5,399
21,017
Telecommunications  8.1%
Digicel International Finance, 8.625%, 8/1/32 (2) 5,162 5,289
EchoStar, 10.75%, 11/30/29  5,255 5,794
Iliad Holding, 7.00%, 4/15/32 (2) 5,090 5,255
Level 3 Financing, 6.875%, 6/30/33 (2) 5,155 5,258
Level 3 Financing, 7.00%, 3/31/34 (2) 3,067 3,144
Uniti Group, 8.625%, 6/15/32 (2) 5,074 4,871
VZ Secured Financing, 7.50%, 1/15/33 (2)(3) 5,147 5,221
Windstream Services, 7.50%, 10/15/33 (2) 3,422 3,490
Windstream Services, 8.25%, 10/1/31 (2) 3,690 3,828
42,150
Transportation  4.2%
Avianca Midco 2, 9.625%, 2/14/30 (2)(3) 2,720 2,693
JetBlue Airways, 9.875%, 9/20/31 (2) 6,200 6,107
Latam Airlines Group, 7.625%, 1/7/31 (2) 1,835 1,914
Latam Airlines Group, 7.875%, 4/15/30 (2)(3) 5,790 6,074
OneSky Flight, 8.875%, 12/15/29 (2) 5,111 5,399
22,187
Utility  5.1%
Edison International, VR, 7.875%, 6/15/54 (3)(4) 3,565 3,663
Edison International, VR, 8.125%, 6/15/53 (4) 3,980 4,099
Hawaiian Electric, 6.00%, 10/1/33 (2) 5,160 5,212
NRG Energy, VR, 10.25% (2)(4)(5) 2,395 2,614
Talen Energy Supply, 6.50%, 2/1/36 (2) 5,567 5,741
Vistra, VR, 8.00% (2)(4)(5) 5,321 5,414
26,743
Total Corporate Bonds (Cost $455,718) 459,815
PREFERRED STOCKS  0.6%
Financial Services  0.6%
Osaic Financial Services, 6.50%, 11/30/27  152 3,422
Total Preferred Stocks (Cost $2,727) 3,422

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  5.1%
Money Market Funds  5.1%
T. Rowe Price Government Reserve Fund, 4.02% (6)(7) 26,531 26,531
Total Short-Term Investments (Cost $26,531) 26,531
SECURITIES LENDING COLLATERAL  6.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.5%
Money Market Funds 6.5%
T. Rowe Price Treasury Reserve Fund, 3.99% (6)(7) 33,804 33,804
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 33,804
Total Securities Lending Collateral (Cost $33,804) 33,804
Total Investments in Securities
105.8% of Net Assets
(Cost $547,171) $ 552,099

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $407,090 and represents 78.0% of net assets.
(3) See Note 3 . All or a portion of this security is on loan at November 30, 2025.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 393++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 393+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 21,007  ¤  ¤ $ 26,531
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 33,804
Total $ 60,335^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $393 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $60,335.

T. ROWE PRICE U.S. High Yield Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $547,171) $ 552,099
Interest receivable 9,428
Receivable for shares sold 556
Cash 81
Other assets 85
Total assets 562,249
Liabilities
Obligation to return securities lending collateral 33,804
Payable for investment securities purchased 4,935
Payable for shares redeemed 847
Investment management fees payable 237
Due to affiliates 17
Other liabilities 355
Total liabilities 40,195
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 522,054

T. ROWE PRICE U.S. High Yield Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (89,335)
Paid-in capital applicable to 61,940,361 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 611,389
NET ASSETS $ 522,054
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $276,177; Shares outstanding: 32,682,674) $ 8.45
Advisor Class
(Net assets: $2,290; Shares outstanding: 271,301) $ 8.44
I Class
(Net assets: $243,587; Shares outstanding: 28,986,386) $ 8.40

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 20,152
Dividend 516
Securities lending 40
Total income 20,708
Expenses
Investment management 1,446
Shareholder servicing
Investor Class $ 245
Advisor Class 3
I Class 44 292
Rule 12b-1 fees
Advisor Class 3
Prospectus and shareholder reports
Investor Class 13
I Class 4 17
Custody and accounting 109
Registration 55
Legal and audit 25
Directors 1
Miscellaneous 13
Waived / paid by Price Associates (164)
Total expenses 1,797
Net investment income 18,911

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1,815
Change in net unrealized gain / loss
Securities 3,726
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 3,725
Net realized and unrealized gain / loss 5,540
INCREASE IN NET ASSETS FROM OPERATIONS $ 24,451

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Statement of Changes in Net Assets

($000s)
.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,911 $ 37,500
Net realized gain (loss) 1,815 (3,974)
Change in net unrealized gain / loss 3,725 2,966
Increase in net assets from operations 24,451 36,492
Distributions to shareholders
Net earnings
Investor Class (10,103) (19,774)
Advisor Class (82) (185)
I Class (8,730) (17,527)
Decrease in net assets from distributions (18,915) (37,486)
Capital share transactions
*
Shares sold
Investor Class 78,554 171,166
Advisor Class 578 553
I Class 30,167 77,284
Distributions reinvested
Investor Class 9,649 18,941
Advisor Class 81 184
I Class 7,143 14,591
Shares redeemed
Investor Class (94,595) (164,912)
Advisor Class (593) (1,486)
I Class (30,490) (73,490)
Increase in net assets from capital share
transactions 494 42,831

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 6,030 41,837
Beginning of period 516,024 474,187
End of period $ 522,054 $ 516,024
*Share information (000s)
Shares sold
Investor Class 9,293 20,379
Advisor Class 68 66
I Class 3,593 9,224
Distributions reinvested
Investor Class 1,140 2,252
Advisor Class 10 22
I Class 848 1,744
Shares redeemed
Investor Class (11,196) (19,712)
Advisor Class (70) (177)
I Class (3,630) (8,834)
Increase in shares outstanding 56 4,964

T. ROWE PRICE U.S. High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income.
The fund has three classes of shares: the U.S. High Yield Fund (Investor Class), the U.S. High Yield Fund–Advisor Class (Advisor Class) and the U.S. High Yield
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain

T. ROWE PRICE U.S. High Yield Fund

distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE U.S. High Yield Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE U.S. High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 488,342 $ — $ 488,342
Preferred Stocks — 3,422 — 3,422
Short-Term Investments 26,531 — — 26,531
Securities Lending Collateral 33,804 — — 33,804
Total $ 60,335 $ 491,764 $ — $ 552,099
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In

T. ROWE PRICE U.S. High Yield Fund

contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was

T. ROWE PRICE U.S. High Yield Fund

$33,679,000; the aggregate value of collateral was $35,030,000 and consisted of cash collateral and related investments of $33,804,000 and U.S. government securities of $1,226,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $197,573,000 and
$201,029,000, respectively, for the six months ended November 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$96,233,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $547,293,000. Net unrealized gain aggregated
$4,805,000 at period-end, of which $12,292,000 related to appreciated investments and $7,487,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily

T. ROWE PRICE U.S. High Yield Fund

and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. High Yield Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $926,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $168,000 for T. Rowe Price
Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(85) $(3) $(76)

T. ROWE PRICE U.S. High Yield Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE U.S. High Yield Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1106-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026